INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details) - yr	Dec. 31, 2020	Dec. 31, 2019
Core office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.90%	7.00%
Terminal Capitalization Rate	5.60%	5.60%
Investment Horizon (years)	12	12
Core office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.90%	5.90%
Terminal Capitalization Rate	5.20%	5.20%
Investment Horizon (years)	10	10
Core office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.60%	6.80%
Terminal Capitalization Rate	5.70%	5.90%
Investment Horizon (years)	10	10
Core office | Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.20%	4.60%
Terminal Capitalization Rate	3.80%	4.10%
Investment Horizon (years)	10	11
Core office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.60%	7.90%
Terminal Capitalization Rate	7.00%	7.40%
Investment Horizon (years)	10	10
Core retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.00%	6.70%
Terminal Capitalization Rate	5.30%	5.40%
Investment Horizon (years)	10	10
LP investments office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.70%	10.00%
Terminal Capitalization Rate	7.20%	7.30%
Investment Horizon (years)	7	7
Opportunistic retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.70%	8.80%
Terminal Capitalization Rate	7.00%	7.30%
Investment Horizon (years)	10	10
Mixed-use
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.30%	7.60%
Terminal Capitalization Rate	5.20%	5.40%
Investment Horizon (years)	10	10
Industrial
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	0.00%	5.80%
Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.90%	5.10%
Triple net lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.20%	6.30%
Self-storage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	0.00%	5.60%
Student housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.90%	5.80%
Manufactured housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	4.80%	5.50%
Directly-held real estate properties [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Capitalization Rate	5.40%	6.10%
Investment Horizon (years)	19	19
Directly-held real estate properties [Member] | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	9.30%	9.20%
Directly-held real estate properties [Member] | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	5.10%	5.20%
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate		8.90%
Other investment properties | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate		8.70%
Other investment properties | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate		5.00%